SHARE-BASED COMPENSATION (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	9 Months Ended	12 Months Ended		30 Months Ended
	Jan. 01, 2023	Jun. 30, 2021	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Jan. 01, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award
Options granted			1,489,191	1,546,001
Stock option grants per share			$ 14.92	$ 15.69	$ 10.48
Unrecognized stock based compensation				$ 29,100		$ 29,100
Unrecognized stock-based compensation weighted-average period				2 years 3 months 18 days
2021 Stock Option and Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award
Percentage on total number of shares outstanding			4.00%	4.00%
Number of shares authorized			5,675,841	4,565,333		4,565,333	3,075,841
Common stock available for issuance, awards granted						3,075,841
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award
Expiration period				10 years
Share-Based Payment Arrangement, Option [Member] | 2021 Stock Option and Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award
Number of shares authorized				604,363		604,363
Common stock available for issuance, awards granted			2,753,788
Options granted				3,931,887
Share-Based Payment Arrangement, Option [Member] | 2018 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award
Common stock available for issuance, awards granted			960,316
Options granted				1,298,457
Share-Based Payment Arrangement, Option [Member] | 2021 Plan and 2018 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award
Expiration period			10 years	10 years
Unrecognized stock based compensation			$ 9,400
Unrecognized stock-based compensation weighted-average period			1 year 10 months 24 days
Share-Based Payment Arrangement, Option [Member] | Minimum | 2021 Plan and 2018 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award
Vested term			3 years	3 years
Share-Based Payment Arrangement, Option [Member] | Maximum [Member] | 2021 Plan and 2018 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award
Vested term			4 years	4 years
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award
Restricted stock units award				3,000
Unrecognized stock based compensation			$ 0	$ 900		$ 900
Unrecognized stock-based compensation weighted-average period				2 years 4 months 24 days
Restricted Stock Units (RSUs) [Member] | 2021 Stock Option and Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award
Restricted stock units award			31,881	31,881
Restricted Stock Units (RSUs) [Member] | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award
Vested term			3 years	1 year
Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award
Vested term			4 years	4 years
Share-Based Payment Arrangement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award
Percentage on total number of shares outstanding		1.00%
Number of shares authorized		230,000	401,218	435,252		435,252
Number of additional shares authorized	247,229
Percentage of common stock purchase price		15.00%		1.00%
Offering period		6 months		6 months
Discount percentage on marker price		85.00%
Shares issued			76,011	41,977